Financial Instruments - Fair values and financial risk management	12 Months Ended
Jun. 30, 2023
Financial Instruments-Fair values and financial risk management
Financial Instruments-Fair values and financial risk management

20.Financial Instruments — Fair values and financial risk management

This note explains Vast’s accounting classifications and fair values including its exposure to financial risks and how these risks could affect Vast’s future financial performance. Current year profit and loss information has been included where relevant to add further context.

(a)Accounting classifications and fair values

The following table shows the carrying amounts and fair values of financial liabilities, including their levels in the fair value hierarchy. It does not include fair value information for financial assets and financial liabilities not measured at fair value

	June 30,
	2023	2022

	(In thousands of US Dollars)
Derivative financial instrument designated at fair value – Level 3 hierarchy	192	32

The following table show the valuation technique used in measuring level 3 fair values for financial instruments measured at fair value as well as significant unobservable inputs used:

Type	Valuation technique	Significant unobservable inputs
Derivative financial instrument designated at fair value – Level 3 hierarchy	Derivative valuations have been determined by a Black-Scholes formula adjusted for dilution	Risk free rate: 4.57% (2022: 2.58%) Volatility: 40% (2022: 40%)

A 10% increase in the volatility assumption would result in a change of $0.01 million in fair value of the derivative financial instrument as June 30, 2023 and 2022. A 10% increase in the risk-free rate assumption would not result in a material change in fair value of the derivative financial instrument as of June 30, 2023 and 2022.

Reconciliation of level 3 fair values

The following table shows a reconciliation from the opening balances to the closing balances for Level 3 fair values.

(In thousands of
Movements in derivative financial instruments	US Dollars)
Opening balance as of July 1, 2022	32
Additions	173
Fair value changes recognised in profit and loss	(9)
Exchange differences	(4)
Closing balance as of June 30, 2023	192
Opening balance as of July 1, 2021	33
Fair value changes recognised in profit and loss	2
Exchange differences	(3)
Closing balance as of June 30, 2022	32

Vast’s policy is to recognise transfers into and out of fair value hierarchy levels as at the end of the reporting period. During the reporting period, there were no transfers from Level 3 fair values.

(b)Market risk

(i)Foreign exchange risk

Foreign exchange risk arises when future commercial transactions or recognised assets or liabilities are denominated in a currency that is not Vast’s functional currency i.e. AUD.

Exposure

Vast’s exposure to foreign currency risk at the end of the reporting period, expressed in Euro and USD are as follows:

	June 30,
	2023	2022

	(In thousands)
Trade payables
EURO	17	17
USD	66	10

Amounts recognised in profit or loss and other comprehensive income:

During the year, the following foreign exchange related amounts were recognised in profit or loss and other comprehensive income:

	June 30,
	2023	2022

	(In thousands of US Dollars)
Amounts recognised in profit or loss
Unrealised Currency Gain/(Loss)	1	(1)
Realised Currency Gains	14	2
	15	1

Given the limited exposure, Vast manages its foreign exchange risk exposure by monitoring exchange rates at regular intervals before making an informed decision to transact in such currencies.

(c)Credit risk

Credit risk is the risk of financial loss to Vast if a customer or counterparty to a financial instrument fails to meet its contractual obligations arising principally from Vast’s receivables from customers. Credit risk arises from cash and cash equivalents as well as credit exposures from customers, including outstanding receivables. The carrying amount of financial assets represents the maximum credit exposure.

Trade receivables

Vast’s exposure to credit risk is influenced mainly by the individual characteristics of each customer which are primarily government organisation and joint operator. Vast applies IFRS 9 simplified approach to measuring expected credit losses which uses a lifetime expected loss allowance for all trade receivables. Management believes that Vast’s overall exposure to credit risk from Trade receivables to be not material.

Cash and cash equivalents

Vast held cash and cash equivalents of $2.1 million and $0.4 million as of June 30, 2023 and 2022, respectively. The cash and cash equivalents are held with bank and financial institution counterparties, which are rated AA- based on Standard and Poor’s ratings. Management believes that Vast’s overall exposure to credit risk from cash and cash equivalents to be not material.

(d)Liquidity risk

Liquidity risk is the risk that Vast will encounter difficulty in meeting the obligations associated with its financial liabilities that are settled by delivering cash or another financial asset. Vast’s approach to managing liquidity is to ensure, as far as possible, that it will have sufficient liquidity to meet its liabilities when they are due, under both normal and stressed conditions, without incurring unacceptable losses or risking damage to Vast’s reputation.

Vast’s exposure to Liquidity risk primarily pertains to convertible notes issued to

i.	its parent entity AgCentral Energy for Convertible Notes 3,4 and 5, coupon interest is payable at the rate of 8% per annum on the principal outstanding while interest accrues daily and is payable every six months. During the year ended June 30, 2023, as part of the BCA, Vast entered into a Noteholder Support and Loan Termination Agreement whereby each of the convertible promissory notes held by AgCentral Energy will be discharged and terminated in exchange for Vast shares, as repayment of all the principal outstanding and accrued interest immediately prior to the de-SPAC process.
ii.	Nabors Lux 2 S.a.r.l. and AgCentral Energy for the Senior Convertible Notes, coupon interest is payable at the rate of 4% per annum on the principal outstanding while interest accrues daily and is payable every six months. As of the reporting date, Vast expects the note holder to exercise its conversion option upon achieving a successful round of capital raise by December 31, 2023.

	As of June 30, 2023
	(In thousands of US Dollars)
	Carrying	Total contractual	2 months		Beyond
	amount	cash flows	or less	3 – 36 months	36 months
Convertible notes	(21,415)	21,708	—	(21,708)	—
Loan from shareholder	(5,531)	5,704	—	(5,704)	—
Deferred consideration	(955)	995	—	(995)	—
Trade Payables	(5,622)	5,622	(5,622)	—	—
Lease liabilities	(54)	57	(7)	(50)	—
Total non-derivatives	(33,577)	34,086	(5,629)	(28,457)	—
Derivative financial instruments	(192)	192	—	(192)	—

	As of June 30, 2022
	(In thousands of US Dollars)
	Carrying	Total contractual	2 months		Beyond
	amount	cash flows	or less	3 – 36 months	36 months
Convertible notes	(13,943)	12,851	—	(12,851)	—
Loan from shareholder	(1,689)	1,838	—	(1,838)	—
Deferred consideration	(1,578)	1,653	—	(1,653)	—
Trade Payables	(1,543)	1,543	(1,543)	—	—
Lease liabilities	(93)	103	(7)	(96)	—
Total non-derivatives	(18,846)	17,988	(1,550)	(16,438)	—
Derivative financial instruments	(32)	32	—	(32)	—

In order to manage its liquidity, whilst the management has secured a level of additional funding, in order to fund the operating cash flows and maintain these minimum liquidity reserve levels, it is likely that additional working capital funding will be required. If Vast is unable to raise additional capital, it may be required to take additional measures to conserve liquidity, which could include, but not necessarily be limited to, curtailing operations and reducing overhead expenses. in Note 2(b) — Significant accounting policies — Going concern.